Lease liabilities - Undiscounted lease payments (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Lease liabilities
Undiscounted lease payments	$ 2,997,901
Short-term lease expense	$ 127,511	$ 58,663	$ 50,186
Weighted average interest rate	5.79%	5.40%	5.20%
Less than one year
Lease liabilities
Undiscounted lease payments	$ 775,991
One year to five years
Lease liabilities
Undiscounted lease payments	$ 2,221,910